Finance Income and Costs (Tables)	12 Months Ended
Dec. 31, 2019
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Details of finance income and costs
(1)	Details of finance income and costs for the years ended December 31, 2019, 2018 and 2017 are as follows:

(In millions of won)
	2019		2018	2017
Finance Income:
Interest income	￦	63,401	69,936	76,045
Gain on sale of accounts receivable — other		15,855	20,023	18,548
Dividends		10,011	35,143	12,416
Gain on foreign currency transactions		11,798	17,990	13,676
Gain on foreign currency translations		4,576	2,776	7,110
Gain on disposal of long-term investment securities		—	—	4,890
Gain on valuation of derivatives		2,499	6,532	223,943
Gain on settlement of derivatives		29,277	20,399	—
Gain relating to financial assets at FVTPL (*)		4,504	83,636	33
Gain relating to financial liabilities at FVTPL		56	—	—
Reversal of impairment loss on available-for- sale financial assets		—	—	9,900

	￦	141,977	256,435	366,561

Finance Costs:
Interest expense	￦	397,890	307,319	299,100
Loss on sale of accounts receivable — other		5,823	—	9,682
Loss on foreign currency transactions		12,660	38,920	19,263
Loss on foreign currency translations		4,948	2,397	8,419
Loss on disposal of long-term investment securities		—	—	36,024
Loss on settlement of derivatives		641	12,554	10,031
Loss relating to financial liabilities at FVTPL		43	1,535	678
Loss relating to financial assets at FVTPL		7,753	22,507	—
Impairment loss on long-term investment securities		—	—	14,519
Other finance costs		—	—	35,900

	￦	429,758	385,232	433,616

(*)
Gain relating to financial assets at FVTPL for the year ended December 31, 2018 includes gains on disposal of 200,000 shares of convertible redeemable bonds issued by KRAFTON Co., Ltd. (formerly, Bluehole Inc.) amounting to ￦58,000 million.

Details of interest income included in finance income
(2)	Details of interest income included in finance income for the years ended December 31, 2019, 2018 and 2017 are as follows:

(In millions of won)	2019		2018	2017
Interest income on cash equivalents and short-term financial instruments	￦	29,854	33,808	28,130
Interest income on loans and others		33,547	36,128	47,915

	￦	63,401	69,936	76,045

Details of interest expenses included in finance costs
(3)	Details of interest expenses included in finance costs for the years ended December 31, 2019, 2018 and 2017 are as follows:

(In millions of won)	2019		2018	2017
Interest expense on borrowings	￦	104,991	10,796	11,774
Interest expense on debentures		224,765	222,195	228,568
Others		68,134	74,328	58,758

	￦	397,890	307,319	299,100

Finance income and costs by category of financial instruments
(4)
Finance income and costs by category of financial instruments for the years ended December 31, 2019, 2018 and 2017 are as follows. Bad debt expense (reversal of loss allowance) for accounts receivable – trade, loans and receivables are presented and explained separately in notes 7 and 35.

1)    Finance income and costs

(In millions of won)
	2019
	Finance income		Finance costs
Financial Assets:
Financial assets at FVTPL	￦	56,953	13,577
Financial assets at FVOCI		9,924	—
Financial assets at amortized cost		74,941	17,488

		141,818	31,065

Financial Liabilities:
Financial liabilities at FVTPL		56	43
Financial liabilities at amortized cost		103	398,009
Derivatives designated as hedging instrument		—	641

		159	398,693

	￦	141,977	429,758

(In millions of won)
	2018
	Finance income		Finance costs
Financial Assets:
Financial assets at FVTPL	￦	134,841	22,507
Financial assets at FVOCI		35,143	—
Financial assets at amortized cost		86,032	20,018

		256,016	42,525

Financial Liabilities:
Financial liabilities at FVTPL		—	1,535
Financial liabilities at amortized cost		419	328,618
Derivatives designated as hedging instrument		—	12,554

		419	342,707

	￦	256,435	385,232

(In millions of won)
	2017
	Finance income		Finance costs
Financial Assets:
Financial assets at fair value through profit or loss	￦	223,976	—
Available-for-sale financial assets		30,598	86,445
Loans and receivables		111,677	37,040

		366,251	123,485

Financial Liabilities:
Financial liabilities at fair value through profit or loss		—	678
Financial liabilities at amortized cost		310	299,422
Derivatives designated as hedging instrument		—	10,031

		310	310,131

	￦	366,561	433,616

2)    Other comprehensive income (loss)

(In millions of won)
	2019		2018	2017
Financial Assets:
Financial assets at FVOCI	￦	(17,943)	(130,035)	—
Available-for-sale financial assets		—	—	158,440
Derivatives designated as hedging instrument		41,305	17,180	1,554

		23,362	(112,855)	159,994

Financial Liabilities:
Derivatives designated as hedging instrument		(624)	15,047	21,032

	￦	22,738	(97,808)	181,026

Details of impairment losses for financial assets
(5)	Details of impairment losses for financial assets for the years ended December 31, 2019, 2018 and 2017 are as follows:

(In millions of won)
	2019		2018	2017
Available-for-sale financial assets(*)	￦	—	—	14,519
Accounts receivable — trade		28,841	38,211	34,584
Other receivables		5,802	7,718	5,793

	￦	34,643	45,929	54,896

(*)	This is included in other finance costs. (See note 30 (1))